Plan Termination and Related Commitments	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Description of Plan [Line Items]
Plan Termination and Related Commitments	Plan Termination and Related Commitments
Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue its contributions or terminate the Plan subject to applicable notice requirements and in accordance with the provisions of ERISA. If the Company terminates the Plan, all participants in the Plan become fully vested.